Net Loss Per Share - Schedule of basic and diluted net loss per share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020
Numerator:
Net income (loss)	$ (4,244)	$ (3,141)	$ (11,276)	$ (6,194)	$ (9,896)		$ (7,418)
Weighted-average number of common shares outstanding, Basic	69,013	65,772	66,859	65,762	65,764,502	[1],[2]	65,693,821	[1],[2]
Weighted-average number of common shares outstanding, Diluted	69,013	65,772	66,859	65,762	65,764,502	[1],[2]	65,693,821	[1],[2]
Basic and diluted net loss per common share, Basic	$ (0.06)	$ (0.05)	$ (0.17)	$ (0.09)	$ (0.15)	[1],[2]	$ (0.11)	[1],[2]
Basic and diluted net loss per common share, Diluted	$ (0.06)	$ (0.05)	$ (0.17)	$ (0.09)	$ (0.15)	[1],[2]	$ (0.11)	[1],[2]

[1]	Restated for the retroactive application to reflect the effect of the Exchange Ratio established in the Business Combination as described in Note 1.
[2]	Restated for the retroactive application to reflect the effect of the Exchange Ratio established in the Business Combination in Note 1.